Significant Accounting Policies (Policies) - EBP 005	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Use of Estimates and Basis of Accounting
The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements, accompanying notes and supplemental schedule. Actual results could differ from those estimates. The financial statements are prepared under the accrual basis of accounting.

Use of Estimates
Use of Estimates and Basis of Accounting
The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements, accompanying notes and supplemental schedule. Actual results could differ from those estimates. The financial statements are prepared under the accrual basis of accounting.

Investment Valuation
Investment Valuation
The investments in the master trust, representing the Plan’s interest in the net assets of the master trust and investments in registered investment companies, are stated at fair value, or, for fully benefit-responsive investment contracts, at contract value. Contract value is the relevant measurement attributable to fully benefit-responsive investment contracts, because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan. The contract value represents contributions plus earnings, less participant withdrawals and administrative expenses.
The assets of the master trust, as well as income/losses, are allocated among the participating plans by assigning to each plan those transactions (primarily contributions, benefit payments, and plan-specific expenses) that can be specifically identified and by allocating among all plans, in proportion to the fair value of the assets assigned to each plan, income and expenses resulting from the collective investments of the assets of the master trust.
Purchases and sales of registered investment companies are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net income from interest in registered investment companies includes the Plan's gains and losses on investments bought and sold as well as held during the year.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make a note repayment and the Plan administrator deems the note to be a distribution, the note receivable balance is reduced and a benefit payment is recorded.

Plan Transfers
Plan Transfers
As employee status changes, transfers of participant balances to/from the Plan occur to/from the ATI 401(k) Savings Plan, an ATI sponsored plan whose eligible participants consist of non-represented employees of ATI’s U.S. operations.